Earnings Per Common Share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Earnings Per Common Share [Abstract]
Net income	[1]	$ 6,099,699	$ 433,783
Comprehensive income	[1]	6,099,699	433,783
Dividend on Series A Preferred Shares		(250,000)	(106,944)
Net income attributable to common shareholders, basic		5,849,699	326,839
Dividend on Series A Preferred Shares		250,000	106,944
Net income attributable to common shareholders, diluted		$ 6,099,699	$ 433,783
Weighted average number of common shares outstanding, basic (in shares)		415,863	34,710
Effect of dilutive shares (in shares)		1,459,232	181,831
Weighted average number of common shares outstanding, diluted (in shares)		1,875,095	216,541
Earnings per common share, basic (in dollars per share)		$ 14.07	$ 9.42
Earnings per common share, diluted (in dollars per share)		$ 3.25	$ 2
Gain on sale of vessel		$ 6,206,743	$ 0

[1]	For the six months ended June 30, 2026, “Gain on sale of vessel” amounting to $6,206,743 is included in the accompanying unaudited interim condensed consolidated statements of comprehensive income.